Commitments and Contingencies (Details Narrative) - USD ($)																		1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 29, 2020	Dec. 28, 2020	Jul. 15, 2020	Dec. 08, 2019	Oct. 10, 2019	Oct. 04, 2019	Sep. 06, 2019	May 28, 2019	Dec. 29, 2018	Dec. 29, 2018	Dec. 28, 2018	Nov. 12, 2018	Oct. 21, 2018	Oct. 15, 2018	Feb. 16, 2018	Feb. 12, 2018	Oct. 03, 2017	May 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2019	Aug. 06, 2018	Sep. 11, 2015
Employee cash compensation per month																											$ 2,077,713	$ 2,639,711
Granted options to purchase stock																									561,920		4,678,137	56,667
Number of stock options vesting
Professional fees																											$ 533,213	$ 287,441
Monthly rentals for lease year 1																			$ 655,885						$ 655,885
Monthly rentals for lease year 2																			701,839						701,839
Monthly rentals for lease year 3																			433,640						433,640
Operating lease, right-of-use asset																						$ 96,980					58,174	96,980
Lease liability																											43,506
Rent expense																											234,790	$ 246,968
Future lease payments																			$ 1,973,089						1,973,089		$ 62,740
Rent expense																									$ 492,919	$ 193,069
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration risk percentage																											10.00%	10.00%
Minimum [Member]
Lessee, Operating Lease, Remaining Lease Term																			1 year						1 year
Maximum [Member]
Lessee, Operating Lease, Remaining Lease Term																			3 years						3 years
Common Stock [Member]
Number of shares issued as a result of conversion																									1,155,250
Stock issued during period, shares, issued for services																			1,035,011	245,000					1,441,125	435,888	941,199
Series C Preferred Stock [Member]
Preferred stock, shares issued																			50						50		50
Series A Preferred Stock [Member]
Preferred stock, shares issued																			20			20			20		20	20
Pasquale Ferro [Member]
Granted options to purchase stock	277,008
Exercisable price per share	$ 0.36
Marco Alfonsi [Member]
Granted options to purchase stock	277,008
Exercisable price per share	$ 0.36
Stanley L. Teeple [Member]
Granted options to purchase stock	277,008												10,000
Exercisable price per share	$ 0.36												$ 0.30
Executive Employment Agreement [Member]
Stock issued during period, shares, issued for services																					30,000	5,000	16,000	4,615
Executive Employment Agreement [Member] | Series C Preferred Stock [Member]
Preferred stock, shares issued		200
Executive Employment Agreement [Member] | Chief Executive Officer [Member]
Base salary per month		$ 15,000
Incentive stock option plan		100,000
Executive Employment Agreement [Member] | Chief Financial Officer [Member]
Base salary per month		15,000
Incentive stock option plan		100,000
Executive Employment Agreement [Member] | Pasquale Ferro [Member]
Base salary per month		15,000
Incentive stock option plan		100,000
Executive Employment Agreement [Member] | Philip Scala [Member]
Employee cash compensation per month		$ 100,000
Executive Employment Agreement [Member] | Philip Scala [Member] | Series C Preferred Stock [Member]
Preferred stock, shares issued		20
Executive Employment Agreement [Member] | Marco Alfonsi [Member]
Employee cash compensation per month																	$ 10,000
New Employment Agreement [Member] | Marco Alfonsi [Member]
Employee cash compensation per month													$ 15,000
New Employment Agreement [Member] | Marco Alfonsi [Member] | Common Stock [Member]
Number of shares issued as a result of conversion												30,000,000
New Employment Agreement [Member] | Loss on debt conversion {1}
Employee cash compensation per month									$ 15,000
New Employment Agreement [Member] | Loss on debt conversion {1} | Common Stock [Member]
Stock issued during period, shares, issued for services										829
Executive Service Agreement [Member] | David Posel [Member]
Employee cash compensation per month																$ 5,000
Executive Service Agreement [Member] | David Posel [Member] | Series A Preferred Stock [Member]
Stock issued during period, shares, issued for services																1
Executive Service Agreement [Member] | Loss on debt conversion {1}
Employee cash compensation per month															$ 10,000
Executive Service Agreement [Member] | Loss on debt conversion {1} | Series A Preferred Stock [Member]
Issuance of shares, description															3, 2 and 1 share of Series A Preferred Stock at the beginning of each year
Employment Agreement [Member] | Pasquale Ferro [Member]
Employee cash compensation per month											$ 15,000
Vesting term											4 years
Employment Agreement [Member] | Pasquale Ferro [Member] | Series A Preferred Stock [Member]
Stock issued during period, shares, issued for services											5
Employment Agreement [Member] | Stanley L. Teeple [Member]
Employee cash compensation per month														$ 15,000
Employment Agreement [Member] | Stanley L. Teeple [Member] | Series A Preferred Stock [Member]
Stock issued during period, shares, issued for services														1				3
Vesting term								4 years
RedDiamond | RedDiamond
Employee cash compensation per month							$ 15,000
Granted options to purchase stock							106,667
Number of stock options vesting							26,667
Exercisable price per share							$ 0.30
Accrued employee benefits						$ 13,315
Retention of options						26,667
RedDiamond | RedDiamond | Issuance of common stock on December 7, 2017 for services rendered, Value
Number of stock options vesting							26,667
RedDiamond | RedDiamond | Second Anniversary [Member]
Number of stock options vesting							26,667
RedDiamond | RedDiamond | Third Anniversary [Member]
Number of stock options vesting							26,667
Convertible Note Payable to Pasquale and Rosemary Ferro Dated May 2, 2017 | Philip Scala [Member]
Employee cash compensation per month					$ 2,500
Granted options to purchase stock					1,667
Shares issued price per share					$ 0.30
Investor Relations and Advisory Agreement [Member] | Initial 3 Months [Member] | Restricted Stock [Member]
Professional fees			$ 5,000
Investor Relations and Advisory Agreement [Member] | 4-6 Months [Member] | Restricted Stock [Member]
Professional fees			6,250
Investor Relations and Advisory Agreement [Member] | 7 Months and After [Member] | Restricted Stock [Member]
Professional fees			$ 7,500
Consulting fees | Restricted Stock [Member]
Stock issued during period, shares, issued for services				8,333
Lease Agreement [Member] | Unrelated Third Party [Member]
Initial term of lease																															37 months
Monthly rentals for lease year 1																															$ 2,922
Monthly rentals for lease year 2																															3,009
Monthly rentals for lease year 3																															$ 3,100
Renewed Lease Agreement [Member] | Unrelated Third Party [Member]
Monthly rentals for lease year 1																													$ 3,807	$ 3,193
Monthly rentals for lease year 2																													$ 3,921	3,289
Monthly rentals for lease year 3																														$ 3,388
Renewal term of lease																													30 months	36 months
Operating lease, right-of-use asset																													$ 100,681
Lease liability																													90,591
Adjusted modification of lease liabilities																													$ 103,260